Revenue	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Revenue

10. Revenue

The Company’s significant revenue streams consist of the following:

	Year ended December 31
	2018	2017
Crude Oil	$337	$334
NGLs	32	28
Natural gas	50	75

Production revenues	$419	$437
Processing fees	11	13
Other income	14	—

Oil and natural gas sales and other income	$444	$450

In the fourth quarter of 2018, the Company monetized a physical delivery contract to Northern Border Ventura for $14 million. It has been included in Other income in the above table.